Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000220929 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Class K Shares
Trading Symbol	LERKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.06%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 11.77%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the MSCI USA Index returned 21.89%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	11.77%	5.65%	5.02%
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
MSCI USA Index	21.89	17.32	15.94
LifePath® ESG Index Retirement Fund Custom Benchmark	11.86	5.70	5.10
Bloomberg MSCI U.S. Aggregate ESG Focus Index	6.18	(0.24)	(0.34)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,204,076
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,204,076
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.5%
Equity Funds	40.4%
Money Market Funds	22.1%
Liabilities in Excess of Other Assets	(22.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

C000220931 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[2]
Expense Ratio, Percent	0.36%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 11.42%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the MSCI USA Index returned 21.89%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	11.42%	5.34%	4.72%
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
MSCI USA Index	21.89	17.32	15.94
LifePath® ESG Index Retirement Fund Custom Benchmark	11.86	5.70	5.10
Bloomberg MSCI U.S. Aggregate ESG Focus Index	6.18	(0.24)	(0.34)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,204,076
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,204,076
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.5%
Equity Funds	40.4%
Money Market Funds	22.1%
Liabilities in Excess of Other Assets	(22.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

C000220930 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Institutional Shares
Trading Symbol	LERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[3]
Expense Ratio, Percent	0.11%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 11.66%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16% and the MSCI USA Index returned 21.89%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	11.66%	5.59%	4.96%
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
MSCI USA Index	21.89	17.32	15.94
LifePath® ESG Index Retirement Fund Custom Benchmark	11.86	5.70	5.10
Bloomberg MSCI U.S. Aggregate ESG Focus Index	6.18	(0.24)	(0.34)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index Retirement Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,204,076
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,204,076
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	59.5%
Equity Funds	40.4%
Money Market Funds	22.1%
Liabilities in Excess of Other Assets	(22.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	51.8%
iShares ESG Aware MSCI USA ETF	21.3%
iShares TIPS Bond ETF	7.7%
iShares ESG Aware MSCI EAFE ETF	7.7%
iShares ESG Aware MSCI EM ETF	3.7%
iShares ESG Aware MSCI USA Small-Cap ETF	2.6%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.3%
iShares MSCI Canada ETF	1.0%
iShares MSCI Emerging Markets Small-Cap ETF	0.6%
(a)	Excludes short-term securities.

C000220934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LEWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[4]
Expense Ratio, Percent	0.06%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 20.73%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.73%	14.13%	12.71%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2065 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,516,742
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,516,742
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	28.0%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(27.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220932 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LEWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 34	[5]
Expense Ratio, Percent	0.31%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 20.45%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.45%	13.88%	12.44%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2065 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,516,742
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,516,742
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	28.0%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(27.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220933 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Class K Shares
Trading Symbol	LEWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[6]
Expense Ratio, Percent	0.01%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.87%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.87%	14.20%	12.78%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2065 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2065 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,516,742
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,516,742
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	28.0%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(27.9)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.4%
iShares ESG Aware MSCI EAFE ETF	20.1%
iShares ESG Aware MSCI EM ETF	9.6%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.4%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000220940 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Class K Shares
Trading Symbol	LENKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$5(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5	[7]
Expense Ratio, Percent	0.05%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 13.67%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	13.67%	8.27%	7.40%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2030 Fund Custom Benchmark	13.77	8.39	7.52
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 15,692,417
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,692,417
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.8%
Fixed-Income Funds	48.1%
Money Market Funds	15.8%
Liabilities in Excess of Other Assets	(15.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220939 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.35%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 37	[8]
Expense Ratio, Percent	0.35%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 13.32%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	13.32%	7.97%	7.09%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2030 Fund Custom Benchmark	13.77	8.39	7.52
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 15,692,417
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,692,417
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.8%
Fixed-Income Funds	48.1%
Money Market Funds	15.8%
Liabilities in Excess of Other Assets	(15.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220938 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Institutional Shares
Trading Symbol	LENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 11	[9]
Expense Ratio, Percent	0.10%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 13.63%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	13.63%	8.22%	7.35%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2030 Fund Custom Benchmark	13.77	8.39	7.52
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2030 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 15,692,417
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,692,417
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	51.8%
Fixed-Income Funds	48.1%
Money Market Funds	15.8%
Liabilities in Excess of Other Assets	(15.7)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	40.9%
iShares ESG Aware MSCI USA ETF	27.3%
iShares ESG Aware MSCI EAFE ETF	10.2%
iShares TIPS Bond ETF	7.1%
iShares ESG Aware MSCI EM ETF	4.9%
iShares ESG Aware MSCI USA Small-Cap ETF	3.3%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.7%
iShares MSCI Canada ETF	1.3%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220941 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LEJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10(a)	0.09%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[10]
Expense Ratio, Percent	0.09%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 15.57%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	15.57%	9.99%	8.95%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2035 Fund Custom Benchmark	15.54	10.08	9.04
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,528,945
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,528,945
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.0%
Money Market Funds	37.3%
Fixed-Income Funds	36.0%
Liabilities in Excess of Other Assets	(37.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

C000220942 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LEJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.34%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 37	[11]
Expense Ratio, Percent	0.34%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 15.30%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	15.30%	9.72%	8.69%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2035 Fund Custom Benchmark	15.54	10.08	9.04
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,528,945
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,528,945
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.0%
Money Market Funds	37.3%
Fixed-Income Funds	36.0%
Liabilities in Excess of Other Assets	(37.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

C000220943 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Class K Shares
Trading Symbol	LEJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[12]
Expense Ratio, Percent	0.03%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 15.59%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	15.59%	10.05%	9.01%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2035 Fund Custom Benchmark	15.54	10.08	9.04
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2035 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,528,945
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,528,945
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	64.0%
Money Market Funds	37.3%
Fixed-Income Funds	36.0%
Liabilities in Excess of Other Assets	(37.3)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	33.4%
iShares ESG Aware U.S. Aggregate Bond ETF	30.0%
iShares ESG Aware MSCI EAFE ETF	12.7%
iShares ESG Aware MSCI EM ETF	6.2%
iShares TIPS Bond ETF	6.0%
iShares ESG Aware MSCI USA Small-Cap ETF	4.0%
iShares Developed Real Estate Index Fund, Class K	2.9%
iShares MSCI EAFE Small-Cap ETF	2.1%
iShares MSCI Canada ETF	1.7%
iShares MSCI Emerging Markets Small-Cap ETF	1.0%
(a)	Excludes short-term securities.

C000220945 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Class K Shares
Trading Symbol	LEKKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.02%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 2	[13]
Expense Ratio, Percent	0.02%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 17.26%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	17.26%	11.78%	10.56%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2040 Fund Custom Benchmark	17.25	11.66	10.46
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 25,711,632
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$25,711,632
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.2%
Fixed-Income Funds	24.5%
Money Market Funds	18.4%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220946 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LEKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.33%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 36	[14]
Expense Ratio, Percent	0.33%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 16.85%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	16.85%	11.43%	10.23%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2040 Fund Custom Benchmark	17.25	11.66	10.46
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 25,711,632
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$25,711,632
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.2%
Fixed-Income Funds	24.5%
Money Market Funds	18.4%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220944 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Institutional Shares
Trading Symbol	LEKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[15]
Expense Ratio, Percent	0.07%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 17.18%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	17.18%	11.72%	10.51%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2040 Fund Custom Benchmark	17.25	11.66	10.46
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2040 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 25,711,632
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$25,711,632
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	75.2%
Fixed-Income Funds	24.5%
Money Market Funds	18.4%
Liabilities in Excess of Other Assets	(18.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	39.1%
iShares ESG Aware U.S. Aggregate Bond ETF	19.7%
iShares ESG Aware MSCI EAFE ETF	15.1%
iShares ESG Aware MSCI EM ETF	7.3%
iShares TIPS Bond ETF	4.8%
iShares ESG Aware MSCI USA Small-Cap ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.4%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220948 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LEHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[16]
Expense Ratio, Percent	0.06%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 18.84%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	18.84%	12.96%	11.62%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2045 Fund Custom Benchmark	18.84	13.02	11.68
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,623,091
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,623,091
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.6%
Money Market Funds	30.3%
Fixed-Income Funds	14.1%
Liabilities in Excess of Other Assets	(30.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

C000220947 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LEHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$35(a)	0.32%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 35	[17]
Expense Ratio, Percent	0.32%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 18.60%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	18.60%	12.68%	11.35%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2045 Fund Custom Benchmark	18.84	13.02	11.68
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,623,091
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,623,091
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.6%
Money Market Funds	30.3%
Fixed-Income Funds	14.1%
Liabilities in Excess of Other Assets	(30.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

C000220949 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Class K Shares
Trading Symbol	LEHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.02%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 2	[18]
Expense Ratio, Percent	0.02%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 18.91%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	18.91%	13.03%	11.69%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2045 Fund Custom Benchmark	18.84	13.02	11.68
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2045 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 20,623,091
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$20,623,091
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	85.6%
Money Market Funds	30.3%
Fixed-Income Funds	14.1%
Liabilities in Excess of Other Assets	(30.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	44.4%
iShares ESG Aware MSCI EAFE ETF	17.2%
iShares ESG Aware U.S. Aggregate Bond ETF	10.9%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.3%
iShares Developed Real Estate Index Fund, Class K	4.0%
iShares TIPS Bond ETF	3.2%
iShares MSCI EAFE Small-Cap ETF	2.8%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.3%
(a)	Excludes short-term securities.

C000220952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Class K Shares
Trading Symbol	LEPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[19]
Expense Ratio, Percent	0.01%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.03%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.03%	13.81%	12.41%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2050 Fund Custom Benchmark	20.10	13.88	12.47
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 23,430,999
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$23,430,999
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.0%
Money Market Funds	34.4%
Fixed-Income Funds	5.8%
Liabilities in Excess of Other Assets	(34.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

C000220950 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LEBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 34	[20]
Expense Ratio, Percent	0.31%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 19.71%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	19.71%	13.47%	12.08%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2050 Fund Custom Benchmark	20.10	13.88	12.47
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 23,430,999
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$23,430,999
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.0%
Money Market Funds	34.4%
Fixed-Income Funds	5.8%
Liabilities in Excess of Other Assets	(34.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

C000220951 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Institutional Shares
Trading Symbol	LEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[21]
Expense Ratio, Percent	0.06%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 20.04%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.04%	13.76%	12.36%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2050 Fund Custom Benchmark	20.10	13.88	12.47
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2050 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 23,430,999
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$23,430,999
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	94.0%
Money Market Funds	34.4%
Fixed-Income Funds	5.8%
Liabilities in Excess of Other Assets	(34.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.9%
iShares ESG Aware MSCI EAFE ETF	19.1%
iShares ESG Aware MSCI EM ETF	9.1%
iShares ESG Aware MSCI USA Small-Cap ETF	5.8%
iShares ESG Aware U.S. Aggregate Bond ETF	4.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.1%
iShares MSCI Canada ETF	2.5%
iShares TIPS Bond ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
(a)	Excludes short-term securities.

C000220955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[22]
Expense Ratio, Percent	0.06%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 20.64%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.64%	14.07%	12.65%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2055 Fund Custom Benchmark	20.74	14.20	12.77
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,084,264
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,084,264
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.0%
Money Market Funds	28.7%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(28.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000220953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 34	[23]
Expense Ratio, Percent	0.31%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 20.35%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.35%	13.81%	12.38%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2055 Fund Custom Benchmark	20.74	14.20	12.77
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,084,264
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,084,264
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.0%
Money Market Funds	28.7%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(28.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000220954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Class K Shares
Trading Symbol	LEVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[24]
Expense Ratio, Percent	0.01%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.80%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.80%	14.14%	12.72%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2055 Fund Custom Benchmark	20.74	14.20	12.77
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2055 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 17,084,264
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$17,084,264
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.0%
Money Market Funds	28.7%
Fixed-Income Funds	1.8%
Liabilities in Excess of Other Assets	(28.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	50.9%
iShares ESG Aware MSCI EAFE ETF	19.9%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.3%
iShares TIPS Bond ETF	0.5%
(a)	Excludes short-term securities.

C000220957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Class K Shares
Trading Symbol	LEZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[25]
Expense Ratio, Percent	0.01%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 20.70%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Class K Shares	20.70%	14.13%	12.71%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2060 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,406,865
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,406,865
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Money Market Funds	39.7%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000220958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LEZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 34	[26]
Expense Ratio, Percent	0.31%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 20.37%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Investor A Shares	20.37%	13.81%	12.38%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2060 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,406,865
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,406,865
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Money Market Funds	39.7%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000220956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LEZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[27]
Expense Ratio, Percent	0.06%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 20.66%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Institutional Shares	20.66%	14.07%	12.65%
MSCI USA Index	21.89	17.32	15.94
Bloomberg U.S. Aggregate Bond Index	6.16	(0.24)	(0.35)
LifePath® ESG Index 2060 Fund Custom Benchmark	20.85	14.22	12.79
MSCI USA Extended ESG Focus Index	21.34	16.70	15.32

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2060 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 14,406,865
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$14,406,865
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.7%
Money Market Funds	39.7%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.4)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	51.3%
iShares ESG Aware MSCI EAFE ETF	20.0%
iShares ESG Aware MSCI EM ETF	9.5%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000244506 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Fixed Income Fund
Class Name	Institutional Shares
Trading Symbol	BDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 6.39%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The Fund’s benchmark replication strategies made the largest contribution to absolute performance. Relative value positioning in the intermediate-term portion of the yield curve also helped results, as did the Fund’s investments in total return seeking bonds.
The Fund used derivatives, including financial futures, swaps, and foreign currency transactions, to manage risk and/or take outright views on equities, interest rates, credit risk and/or currencies. The use of derivatives as opposed to direct investments in securities did not have a material impact on performance. The Fund’s cash position had no material impact on performance
What detracted from performance?
The Fund’s relative-value positions in the short-term portion of the yield curve detracted, as did the Fund’s investments in core alpha bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 18, 2023 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	6.39%	3.72%
Bloomberg U.S. Aggregate Bond Index	6.16	3.53

Performance Inception Date	Jan. 18, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,272,519,927
Holdings Count | Holding	4,429
Advisory Fees Paid, Amount	$ 1,575,535
Investment Company Portfolio Turnover	567.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,272,519,927
Number of Portfolio Holdings	4,429
Net Investment Advisory Fees	$1,575,535
Portfolio Turnover Rate	567%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	39.8%
Corporate Bonds	28.6%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	10.6%
Asset-Backed Securities	5.6%
Foreign Agency Obligations	1.2%
Municipal Bonds	0.3%
Common Stocks	0.1%
Floating Rate Loan Interests	0.1%
Capital Trusts	0.1%
Preferred Stocks	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.5%
AA/Aa	2.4%
A	9.7%
BBB/Baa	18.2%
BB/Ba	3.8%
B	1.4%
CCC/Caa	0.6%
CC	0.1%
C	0.1%
N/R	6.2%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
Effective February 28, 2025, BlackRock (Singapore) Limited (“BSL”) became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BSL and BlackRock Fund Advisors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Updated Prospectus Phone Number	(800) 537-4942
Updated Prospectus Web Address	blackrock.com/fundreports
C000244507 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Fixed Income Fund
Class Name	Class K Shares
Trading Symbol	BDVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 6.47%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The Fund’s benchmark replication strategies made the largest contribution to absolute performance. Relative value positioning in the intermediate-term portion of the yield curve also helped results, as did the Fund’s investments in total return seeking bonds.
The Fund used derivatives, including financial futures, swaps, and foreign currency transactions, to manage risk and/or take outright views on equities, interest rates, credit risk and/or currencies. The use of derivatives as opposed to direct investments in securities did not have a material impact on performance. The Fund’s cash position had no material impact on performance
What detracted from performance?
The Fund’s relative-value positions in the short-term portion of the yield curve detracted, as did the Fund’s investments in core alpha bonds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 18, 2023 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	6.47%	3.82%
Bloomberg U.S. Aggregate Bond Index	6.16	3.53

Performance Inception Date	Jan. 18, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,272,519,927
Holdings Count | Holding	4,429
Advisory Fees Paid, Amount	$ 1,575,535
Investment Company Portfolio Turnover	567.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,272,519,927
Number of Portfolio Holdings	4,429
Net Investment Advisory Fees	$1,575,535
Portfolio Turnover Rate	567%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	39.8%
Corporate Bonds	28.6%
U.S. Treasury Obligations	13.6%
Non-Agency Mortgage-Backed Securities	10.6%
Asset-Backed Securities	5.6%
Foreign Agency Obligations	1.2%
Municipal Bonds	0.3%
Common Stocks	0.1%
Floating Rate Loan Interests	0.1%
Capital Trusts	0.1%
Preferred Stocks	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(d)	57.5%
AA/Aa	2.4%
A	9.7%
BBB/Baa	18.2%
BB/Ba	3.8%
B	1.4%
CCC/Caa	0.6%
CC	0.1%
C	0.1%
N/R	6.2%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.
Effective February 28, 2025, BlackRock (Singapore) Limited (“BSL”) became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BSL and BlackRock Fund Advisors.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 537-4942.

Updated Prospectus Phone Number	(800) 537-4942
Updated Prospectus Web Address	blackrock.com/fundreports
C000251819 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Class K Shares
Trading Symbol	LEYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[28]
Expense Ratio, Percent	0.01%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Class K Shares returned 21.21%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	21.21%	16.77%
MSCI USA Index	21.89	19.45
Bloomberg U.S. Aggregate Bond Index	6.16	2.90
LifePath® ESG Index 2070 Fund Custom Benchmark	20.85	16.81
MSCI USA Extended ESG Focus Index	21.34	18.57

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,486,776
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,486,776
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	35.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(36.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000251818 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LEYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$34(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 34	[29]
Expense Ratio, Percent	0.31%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Investor A Shares returned 20.80%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	20.80%	16.41%
MSCI USA Index	21.89	19.45
Bloomberg U.S. Aggregate Bond Index	6.16	2.90
LifePath® ESG Index 2070 Fund Custom Benchmark	20.85	16.81
MSCI USA Extended ESG Focus Index	21.34	18.57

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,486,776
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,486,776
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	35.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(36.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000251817 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LEYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[30]
Expense Ratio, Percent	0.06%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2025, the Fund’s Institutional Shares returned 21.09%.
  For the same period, the MSCI USA Index returned 21.89% and the Bloomberg U.S. Aggregate Bond Index returned 6.16%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large/mid-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, emerging market small-cap equities, global developed real estate, U.S. investment grade fixed income, and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large/mid-cap equities, followed by U.S. investment grade fixed income, developed international equities, emerging market equities, U.S. Treasury inflation-protected securities, U.S. small-cap equities, developed international small-cap equities, Canadian equities, global developed real estate, and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the portfolios contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 24, 2024 through October 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	21.09%	16.66%
MSCI USA Index	21.89	19.45
Bloomberg U.S. Aggregate Bond Index	6.16	2.90
LifePath® ESG Index 2070 Fund Custom Benchmark	20.85	16.81
MSCI USA Extended ESG Focus Index	21.34	18.57

Performance Inception Date	Sep. 24, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “LifePath® ESG Index 2070 Fund Custom Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series‑L), FTSE EPRA Nareit Developed Index (Net), MSCI Canada Custom Capped Index (Net), MSCI EAFE Extended ESG Focus Index (Net), MSCI EAFE Small Cap Index (Net), MSCI Emerging Markets Extended ESG Focus Index (Net), MSCI Emerging Markets Small Cap Index (Net), MSCI USA Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 2,486,776
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,486,776
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	100.0%
Money Market Funds	35.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(36.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.0%
iShares ESG Aware MSCI EAFE ETF	20.5%
iShares ESG Aware MSCI EM ETF	9.7%
iShares ESG Aware MSCI USA Small-Cap ETF	6.2%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.3%
iShares MSCI Canada ETF	2.6%
iShares MSCI Emerging Markets Small-Cap ETF	1.5%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[20]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
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[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.